Consolidated Statements of Changes In Shareholders' Equity - CAD ($) $ in Thousands	Shares issued in public offering in October 2019 [member] Issued capital [member]	Shares issued in public offering in October 2019 [member] Share premium [member]	Shares issued in public offering in October 2019 [member] Accumulated other comprehensive income [member]	Shares issued in public offering in October 2019 [member] Retained earnings [member]	Shares issued in public offering in October 2019 [member]	Shares issued in public offering in March 2020 [member] Issued capital [member]	Shares issued in public offering in March 2020 [member] Share premium [member]	Shares issued in public offering in March 2020 [member] Accumulated other comprehensive income [member]	Shares issued in public offering in March 2020 [member] Retained earnings [member]	Shares issued in public offering in March 2020 [member]	Over-allotment shares option issued in connection with March 2020 public offering [member] Issued capital [member]	Over-allotment shares option issued in connection with March 2020 public offering [member] Share premium [member]	Over-allotment shares option issued in connection with March 2020 public offering [member] Accumulated other comprehensive income [member]	Over-allotment shares option issued in connection with March 2020 public offering [member] Retained earnings [member]	Over-allotment shares option issued in connection with March 2020 public offering [member]	Shares issued in connection with ATM Offering [member] Issued capital [member]	Shares issued in connection with ATM Offering [member] Share premium [member]	Shares issued in connection with ATM Offering [member] Accumulated other comprehensive income [member]	Shares issued in connection with ATM Offering [member] Retained earnings [member]	Shares issued in connection with ATM Offering [member]	Issued capital [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Common shares issued and outstanding, beginning of year (in shares) at Mar. 31, 2019																					28,578,137				28,578,137
Balance at Mar. 31, 2019																					$ 16,616	$ 8,633	$ 157	$ (22,790)	$ 2,616
Statement Line Items [Line Items]
Stock based compensation																						1,125			$ 1,125
Warrant and option exercises (in shares)																					1,623,675				482,319
Warrant and option exercises																					$ 3,008	(635)			$ 2,373
Issued financing (in shares)	5,307,693					11,290,323
Issued financing	$ 5,319	$ 811			$ 6,130	$ 31,635	$ 456			$ 32,091
Cumulative translation adjustment																							91		91
Net loss for the year																								(8,277)	$ (8,277)
Common shares issued and outstanding, end of year (in shares) at Mar. 31, 2020																					46,799,828				46,799,828
Balance at Mar. 31, 2020																					$ 56,578	10,390	248	(31,067)	$ 36,149
Statement Line Items [Line Items]
Stock based compensation																						1,006			$ 1,006
Warrant and option exercises (in shares)																					3,655,976				1,055,772
Warrant and option exercises																					$ 11,667	(4,785)			$ 6,882
Issued financing (in shares)											1,693,548					1,398,357
Issued financing											$ 4,783	$ 69			$ 4,852	$ 6,559				$ 6,559
Cumulative translation adjustment																							(14)		(14)
Net loss for the year																								(17,289)	$ (17,289)
Common shares issued and outstanding, end of year (in shares) at Mar. 31, 2021																					53,547,709				53,547,709
Balance at Mar. 31, 2021																					$ 79,587	$ 6,680	$ 234	$ (48,356)	$ 38,145